UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22253

        Nuveen Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund 2 (NUW)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 0.1%
$ 155	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	$ 84,796
	Series 2006A, 5.000%, 6/01/46
	Arizona – 3.4%
4,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds,	2/19 at 100.00	BBB	4,265,640
	El Paso Electric Company, Refunding Series 2009A, 7.250%, 2/01/40
2,995	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	2,290,666
	5.000%, 12/01/37
6,995	Total Arizona			6,556,306
	California – 9.4%
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AAA	1,331,440
	Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured
2,500	California State Public Works Board, Lease Revenue Bonds, Department of General Services	4/19 at 100.00	A–	2,545,075
	Buildings 8 & 9, Series 2009A, 6.250%, 4/01/34
	Chawanakee Unified School District, Madera County, California, Certificates of Participation,
	Series 2009B:
145	7.125%, 5/01/34	10/09 at 100.00	A–	145,055
250	7.125%, 5/01/39	10/09 at 100.00	A–	250,080
1,900	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,202,567
	Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33
1,800	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A–	1,451,520
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45
	Palomar Pomerado Health General Obligation Bonds, California, Election of 2004, Series 2009A:
9,320	0.000%, 8/01/33 – AGC Insured	No Opt. Call	AAA	1,876,862
10,200	0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AAA	5,875,710
	Poway Unified School District, San Diego County, California, School Facilities Improvement
	District 2007-1 General Obligation Bonds, Series 2009A:
8,000	0.000%, 8/01/32	No Opt. Call	AA–	1,764,960
8,000	0.000%, 8/01/33	No Opt. Call	AA–	1,648,880
53,115	Total California			18,092,149
	Colorado – 5.2%
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%,	11/15 at 100.00	A+	4,923,000
	11/15/25 – SYNCORA GTY Insured
3,605	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/27 –	9/20 at 67.94	A	984,129
	NPFG Insured
4,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	No Opt. Call	AAA	4,148,160
	Series 2009, 6.375%, 12/01/37 – AGC Insured
12,605	Total Colorado			10,055,289
	Florida – 9.0%
9,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A2	9,275,230
	5.500%, 10/01/41
	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program,
	Series 2009-B1:
2,500	6.000%, 7/01/38	7/18 at 100.00	AA–	2,606,700
2,000	5.625%, 7/01/38	7/18 at 100.00	AA–	2,008,940
4,500	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	3,399,930
	6.450%, 5/01/23
18,500	Total Florida			17,290,800
	Illinois – 11.8%
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A,	8/19 at 100.00	AA+	5,190,750
	6.000%, 8/15/39
3,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A,	5/19 at 100.00	A	3,650,990
	7.125%, 11/15/37
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	A–	5,271,150
	Series 2009A and 2009B, 7.250%, 11/01/38
3,995	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	2,948,909
	Refunding Series 2007A, 5.250%, 5/01/34
28,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	5,595,520
	Project, Series 2002A, 0.000%, 12/15/35 – MBIA Insured
45,495	Total Illinois			22,657,319
	Indiana – 5.4%
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Hospital Obligated Group, Series	3/19 at 100.00	A+	5,105,600
	2009A, 6.750%, 3/01/39
3,650	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	3,184,406
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2009B,	1/19 at 100.00	A+	2,083,060
	6.000%, 1/01/39
10,650	Total Indiana			10,373,066
	Iowa – 0.9%
3,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	1,794,300
	5.375%, 6/01/38
	Louisiana – 7.3%
5,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3,	6/18 at 100.00	AAA	5,482,950
	6.125%, 6/01/25
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
7,000	5.375%, 5/15/43	5/17 at 100.00	A3	5,600,840
275	5.500%, 5/15/47	5/17 at 100.00	A3	223,347
3,255	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	BBB+	2,810,790
	5.125%, 6/01/37
15,530	Total Louisiana			14,117,927
	Maine – 1.8%
3,335	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College,	7/19 at 100.00	Aa2	3,451,658
	Tender Option Bond Trust 09-5B, 12.750%, 7/01/39 (IF)
	Massachusetts – 2.9%
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior
	Series 1997A:
375	5.000%, 1/01/11	10/09 at 100.00	Baa2	375,656
1,200	5.000%, 1/01/13 – MBIA Insured	10/09 at 100.00	A	1,201,644
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate
	Series 1999A:
2,045	5.250%, 1/01/15 – AMBAC Insured	1/10 at 100.00	AA	2,060,767
1,000	4.750%, 1/01/34 – AMBAC Insured	1/10 at 100.00	AA	887,580
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2009-14, Trust	8/19 at 100.00	AAA	1,071,180
	2989, 13.138%, 8/01/38 (IF)
5,620	Total Massachusetts			5,596,827
	Michigan – 2.2%
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	4,299,650
	7/01/35 – MBIA Insured
	Nevada – 3.1%
250	Clark County, Nevada, Senior Lien Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/40 –	No Opt. Call	Aa2	228,400
	AMBAC Insured
5,415	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	5,803,635
	8.000%, 6/15/30
5,665	Total Nevada			6,032,035
	New Jersey – 2.9%
	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine
	and Dentistry of New Jersey Issue, Series 2009 B:
2,135	7.125%, 12/01/23	6/19 at 100.00	Baa2	2,272,067
3,000	7.500%, 12/01/32	6/19 at 100.00	Baa2	3,183,750
5,135	Total New Jersey			5,455,817
	New York – 1.5%
3,000	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	2,949,120
	2007, 5.500%, 10/01/37
	North Carolina – 1.6%
3,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	1/13 at 100.00	A	3,093,390
	5.250%, 1/01/19 – MBIA Insured
	Ohio – 5.6%
5,000	American Municipal Power Ohio INC Prairie State Energy Campus Project Revenue Bonds Series	2/19 at 100.00	AAA	5,131,250
	2009 A, 5.750%, 2/15/39 – AGC Insured
5,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	3,511,805
	Bonds, Senior Lien, Series 2007A-2, 6.500%, 6/01/47
2,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	2,059,480
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
12,500	Total Ohio			10,702,535
	Puerto Rico – 3.8%
4,390	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	4,258,827
	6.000%, 7/01/44
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	3,026,940
	2009A, 6.000%, 8/01/42
7,390	Total Puerto Rico			7,285,767
	Rhode Island – 3.0%
3,000	Rhode Island Health and Educational Building Corporation Hospital Financing Revenue Bonds,	5/19 at 100.00	A–	3,109,170
	Lifespan Obligated Group Issue, Series 2009A, 7.000%, 5/15/39
3,240	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	2,691,922
	Series 2002A, 6.125%, 6/01/32
6,240	Total Rhode Island			5,801,092
	Texas – 7.5%
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation
	Bonds, Series 2008:
13,510	0.000%, 8/15/39	8/17 at 27.35	AAA	2,359,386
19,300	0.000%, 8/15/41	8/17 at 24.20	AAA	2,984,166
5,300	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	5,078,248
	5.750%, 1/01/38
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	Baa2	3,891,850
	Series 2004, 6.000%, 12/01/34
43,110	Total Texas			14,313,650
	Virgin Islands – 0.5%
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	1,006,890
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.1%
2,000	Washington County Industrial Development Authority , Virginia, Hospital Revenue Bonds,	1/19 at 100.00	BBB+	2,149,080
	Mountain States Health Alliance, Series 2009C, 7.750%, 7/01/38
	Wisconsin – 8.4%
195	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	212,100
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	4,833,950
	Series 2003, 6.400%, 4/15/33
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/19 at 100.00	A+	1,556,265
	Obligated Group, Series 2009, 6.625%, 2/15/39
9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Series 2009A,	5/19 at 100.00	AA–	9,601,109
	6.000%, 5/01/36
15,695	Total Wisconsin			16,203,424
$ 284,735	Total Investments (cost $177,781,777) – 98.4%			189,362,887
	Other Assets Less Liabilities – 1.6%			3,158,144
	Net Assets – 100%			$ 192,521,031

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$189,362,887	$ —	$189,362,887

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $177,643,057.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$12,371,848
Depreciation	(652,018)

Net unrealized appreciation (depreciation) of investments	$11,719,830

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Value Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009